Contracted concessional assets	3 Months Ended
Mar. 31, 2021
Contracted concessional assets [Abstract]
Contracted concessional assets
Note 6. - Contracted concessional assets

The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of March 31, 2021 and December 31, 2020 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of March 31, 2021
	($ in thousands)
Contracted concessional assets cost	923,932	2,884	9,312,437	64,878	13,785	372,722	10,690,638
Amortization and impairment	(69,982)	-	(2,494,004)	(10,795)	(6,569)	(122,107)	(2,703,458)
Total	853,950	2,884	6,818,433	56,170	7,217	250,615	7,987,180

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of December 31, 2020
	($ in thousands)
Contracted concessional assets cost	936,837	2,941	9,467,309	66,230	13,800	336,920	10,824,037
Amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(6,111)	(122,240)	(2,668,619)
Total	849,149	2,941	7,024,789	56,170	7,689	214,680	8,155,418

Contracted concessional assets include fixed assets related to service concession arrangements recorded in accordance with IFRIC 12, except for Palmucho, which is recorded in accordance with IFRS 16, and PS10, PS20, Seville PV, Mini-Hydro, Chile TL3, ATN Expansion 2, Chile PV 1 and Chile PV 2, which are recorded as property plant and equipment in accordance with IAS 16.

The decrease in the contracted concessional assets cost is primarily due to the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2020, partially offset by the business combinations for a total amount of $35 million (Note 5).

No losses from impairment of contracted concessional assets, excluding any change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the three-month periods ended March 31, 2021 and 2020. The impairment provision based on the expected credit losses on contracted concessional financial assets decreased by $18 million in the three-month period ended March 31, 2021 (increase of $30 million in the three-month period ended March 31, 2020), primarily in ACT.